UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     Orinda, CA     May 02, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $998,235 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTIRIS INC                    COM              02148M100      658    20000 SH       SOLE                    20000        0        0
AMERICAN INTL GROUP INC        COM              026874107     4342    64600 SH       SOLE                    64600        0        0
BANDAG INC                     CL A             059815308     1166    23100 SH       SOLE                    23100        0        0
BED BATH & BEYOND INC          COM              075896100    77372  1926110 SH       SOLE                  1926110        0        0
CARDINAL HEALTH INC            COM              14149Y108    55311   758206 SH       SOLE                   758206        0        0
CARREKER CORP                  COM              144433109      453    56500 SH       SOLE                    56500        0        0
CHEVRON CORP NEW               COM              166764100      385     5200 SH       SOLE                     5200        0        0
CITADEL BROADCASTING CORP      COM              17285T106    14696  1545328 SH       SOLE                  1545328        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102      210     6000 SH       SOLE                     6000        0        0
CLOROX CO DEL                  COM              189054109    80884  1269958 SH       SOLE                  1269958        0        0
COX RADIO INC                  CL A             224051102    15125  1108089 SH       SOLE                  1108089        0        0
EXXON MOBIL CORP               COM              30231G102      279     3696 SH       SOLE                     3696        0        0
GENERAL ELECTRIC CO            COM              369604103      297     8400 SH       SOLE                     8400        0        0
GENESIS HEALTHCARE CORP        SDCV 2.500% 3/1  37184DAE1     2610  2000000 PRN      SOLE                  2000000        0        0
MAPINFO CORP                   COM              565105103      201    10000 SH       SOLE                    10000        0        0
MICROSOFT CORP                 COM              594918104   103271  3705464 SH       SOLE                  3705464        0        0
NEKTAR THERAPEUTICS            COM              640268108     1215    93000 SH       SOLE                    93000        0        0
NIKE INC                       CL B             654106103    90631   852919 SH       SOLE                   852919        0        0
PAYCHEX INC                    COM              704326107   120587  3184241 SH       SOLE                  3184241        0        0
PLACER SIERRA BANCSHARES       COM              726079106     1218    45000 SH       SOLE                    45000        0        0
PROGRESSIVE CORP OHIO          COM              743315103    76118  3488436 SH       SOLE                  3488436        0        0
SEALED AIR CORP NEW            COM              81211K100    60427  1912246 SH       SOLE                  1912246        0        0
STRYKER CORP                   COM              863667101    70958  1069939 SH       SOLE                  1069939        0        0
TD BANKNORTH INC               COM              87235A101      579    18000 SH       SOLE                    18000        0        0
US BANCORP DEL                 COM NEW          902973304      349     9993 SH       SOLE                     9993        0        0
VIACOM INC NEW                 CL B             92553P201    39119   951576 SH       SOLE                   951576        0        0
WATERS CORP                    COM              941848103    87401  1506921 SH       SOLE                  1506921        0        0
WELLS FARGO & CO NEW           COM              949746101    91072  2645133 SH       SOLE                  2645133        0        0
WILD OATS MARKETS INC          COM              96808B107     1301    71500 SH       SOLE                    71500        0        0